Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly information
The following tables present selected quarterly information (in thousands, except per share data):

	2016
	Quarters Ended
	March 31	June 30	September 30	December 31
Revenues	$844,156	$900,510	$924,676	$942,647
Gross profit	416,476	443,543	454,374	476,726
Net income (loss)	(31,111)	44,711	51,450	61,750
Comprehensive income (loss)	61,394	(182,521)	(18,533)	(173,623)
EPS
Basic EPS	(0.46)	0.64	0.73	0.86
Diluted EPS	(0.46)	0.64	0.72	0.86

	2015
	Quarters Ended
	March 31	June 30	September 30	December 31
Revenues	$643,174	$665,582	$686,649	$730,462
Gross profit	344,861	349,825	361,181	378,494
Net income	76,452	59,459	41,132	10,731
Comprehensive income (loss)	(59,141)	104,323	(23,707)	(10,317)
EPS
Basic EPS	1.35	1.04	0.72	0.18
Diluted EPS	1.34	1.03	0.71	0.18